Finance income and expenses - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowing costs capitalized	$ 0	$ 0	$ 3,921,000
Capitalization rate of borrowing costs			3.82%
Convertible Notes
Disclosure of detailed information about borrowings [line items]
Nominal coupon rate	9.25%
Transaction costs	$ 17,500,000
Sustainable Revolving Credit Facility Agreement
Disclosure of detailed information about borrowings [line items]
Transaction costs	$ 1,400,000